Income Tax: (Tables)	12 Months Ended
Dec. 31, 2012
Income tax reconciliation with Canadian tax rates

Income tax expense differs from the amount that would result from applying Canadian tax rates to net loss before taxes. These differences result from the items noted below:

	2012	2011	2010
Income tax benefit based on Canadian tax rates	$ 2,506,275	$ 6,257,284	$ 6,058,396
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	623,387	474,459	218,882
Non-deductible expenses	(2,617,969)	(1,428,111)	(473,091)
Change in valuation allowance and other	(511,693)	(5,303,632)	(5,804,187)
	$ -	$ -	$ -

Future income tax assets

No current income tax has been recorded by the parent company for the three years ended December 31, 2012. The Company has recorded a valuation allowance to reflect the estimated amount of the future tax assets which may not be realized, principally due to the uncertainty of utilization of net operating losses and other carry forwards prior to expiration. The valuation allowance for future tax assets may be reduced in the near term if the Company's estimate of future taxable income changes. The components of the Canadian and U.S. future income tax assets as of December 31, 2012 and 2011 were as follows:

	Future Tax Asset
	2012	2011
Accounts payable and accrued expenses	$ 33,869	$ 43,966
Property, plant and equipment	(5,248)	(7,254)
Total temporary differences	28,621	36,712
Net operating loss carry forward	37,543,580	35,659,263
Alternative minimum tax credit	19,871	19,871
Total temporary differences, operating losses
and tax credit carry forwards	37,592,072	35,715,846
Valuation allowance	(37,592,072)	(35,715,846)
Net deferred tax asset	$ -	$ -

Tax loss carry forwards

At December 31, 2012, the Company had the following U.S. and Canadian tax loss carry forwards:

U.S.	Canadian	Expires
$ -	$ 1,734,082	2014
-	2,161,329	2015
1,386,674	-	2018
1,621,230	-	2019
665,664	-	2020
896,833	-	2021
1,435,774	-	2022
1,806,275	-	2023
2,386,407	-	2024
3,680,288	-	2025
4,622,825	2,624,353	2026
6,033,603	4,870,458	2027
4,360,823	18,563,966	2028
1,769,963	17,593,207	2029
2,159,079	21,735,430	2030
3,216,024	24,338,649	2031
3,041,866	3,399,516	2032
$ 39,083,328	$ 97,020,990